Share-Based Compensation - Summary of Share Based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 83	$ 85
Stock Options [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	5	5
TSRUs [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	47	54
PRSUs [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	25	23
Employee Stock Purchase Plan [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 6	$ 3